Supplement to the AUL American Unit Trust Prospectus

                         Supplement Dated August 4, 2003
                      To The Prospectus Dated May 1, 2003

The purpose of this Supplement is to amend and restate the disclosures in the Prospectus of the AUL American Unit Trust to add banded pricing feature to certain contracts currently offered by the AUL American Unit Trust for group annuity contracts and to amend the disclosures accordingly.

On page 1 and page 50 of the Prospectus, the date of the prospectus is changed to August 4, 2003. On page 1, reference to the date of the Statement of Additional Information is changed to August 4, 2003. And, reference to the funds is deleted.

On page 6 of the Prospectus, the paragraph describing the "Types of Contracts" is modified to read: "AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408 or 457 of the Internal Revenue Code. AUL also offers single contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code."

On page 9 of the Prospectus, the minimum guaranteed interest rate on the Fixed Interest Account is changed to 2%. The paragraph describing the "Asset Charge" is modified to read: "AUL deducts a daily charge in an amount not greater than an annual rate of 1.25% of the average daily net assets of each Investment Account of the Variable Account, depending upon your contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus."

On page 10 of the Prospectus, the "Administrative Charge" and "Additional Charges and Fees" sections are replaced as follows:

ADMINISTRATIVE CHARGE

     AUL may deduct from a Participant's Account an Administrative Charge equal to a maximum of $36 per year. For some Contracts, the Administrative Charge may
be  $3.00,  $7.50,  or  $9.00  per  quarter;   and for  some  Contracts,   the
administrative fee may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed on certain Contracts if the value of a Participant's Account is equal to or more than $25,000 on the quarterly Contract anniversary. See the Section "Administrative Charge" later in this Prospectus.

ADDITIONAL CHARGES AND FEES

     Some Contracts may contain additional charges and fees for services such as loan initiation, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.

On page 11 of the Prospectus, the second table in the "Expense Table," the fees and expenses you will pay periodically during the time you own the contract, is modifed as follows:

Maximum administrative charge (per year)(6)..............................................................................     $36

Maximum Brokerage Window Fee(7)..........................................................................................    $100

Separate (Variable) Account Annual Expenses (as a percentage of average account value)
  Maximum Total Separate Account Annual Expenses (Asset Charge)(8).......................................................   1.25%

Investment Advice Provider Fee(9)........................................................................................May vary

Maximum Guaranteed Minimum Death Benifit Option(10)......................................................................   0.20%

The following footnotes are modified as follows:

(6) The Administrative Charge may be less than $36.00 per year, based on the size of the Participant's Account and/or the type of Contract.

(8) This charge may be less than 1.25% for certain Contracts. A Contract's Asset
Charge may be 0.00%, 0.25%, 0.50%, 0.75%, 1.00% or 1.25%. Furthermore, a portion of the asset charge may be credited back to a Participant's account in the form of Accumulation Units. The number of Accumulation Units credited will depend on the terms of the Contract and the aggregate variable investment account assets on deposit. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(10) This charge only applies to certain voluntary TDA and IRA Contracts. This fee is deducted quarterly.

The Examples are modified as follows:

(1) If you surrender your contract at the end of the applicable time period:

1 Year          3 Years          5 Years          10 Years

$1,073          $1,793           $2,534           $4,058

(2) If you annuitize at the end of the applicable time period:

1 Year          3 Years          5 Years          10 Years

$  342          $1,041           $1,758           $3,639

(3) If you do not surrender your contract.

1 Year          3 Years          5 Years          10 Years

$  342          $1,041           $1,758           $3,639

On page 14 of the Prospectus, the "Condensed Financial Information" section is modified as follows:

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   ----------------------------

Alger American Balanced-
   Class O
    2000                           1.00 (05/01/00)           0.89                       404,710

Alger American Leveraged AllCap-
   Class O
    2000                           1.00 (05/01/00)           0.65                        48,491

American Century(R) Strategic Allocation - Moderate substituted class (formerly the OneAmerica Moderate Investor portfolio)
    2002                         $ 1.04                    $ 0.93                       703,283
    2001                           1.08                      1.04                       548,789

On page 15 of the Prospectus, the "Condensed Financial Information" section is modified as follows:

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   ----------------------------
American Century(R) Small Cap Value-
   Investor Class
    2002                         $ 1.24                    $ 1.08                       515,244

On page 16 of the Prospectus, the "Condensed Financial Information" section is modified as follows:

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   ----------------------------

INVESCO Dynamics-
   Investor Class
    2001                           2.66 (05/01/01)           2.18                           145

INVESCO Health Sciences-
   Investor Class
    2001                           1.08 (05/01/01)           1.10                           766

On page 16 of the Prospectus, the "Condensed Financial Information" section is modified as follows:

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   ----------------------------
Safeco RST Growth Opportunities
    2001                           1.36                      1.61                    11,410,141
    2000                           1.48                      1.36                     9,376,539


On page 38 of the Prospectus, the "Asset Charge" and "Variable Investment Plus" sections are modified as follows:

ASSET CHARGE

     AUL deducts a daily charge from the assets of each Investment Account. The charge is equal to an annual rate of 0.00%, 0.25%, 0.50%, 0.75%, 1.00% or 1.25%
of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose.

VARIABLE INVESTMENT PLUS

     Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

     The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the contributions (both first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.

     AUL reserves the right to change the credit factors with 60 days notice of such change.

ADMINISTRATIVE CHARGE

     AUL may deduct an  administrative  charge from each  Participant's  Account equal to the lesser of 0.875% of the first $1,000 of the Participant's Account Value per quarter if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be $3.00, $7.50, OR $9.00 per quarter and for some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will not be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the Fixed Interest Account. An administrative charge will not be imposed on certain Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account.

Also on page 38, the following language is added to "Additional Charges and Fees":

"(7) Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20% of the account value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge."

On page 40 of the Prospectus, the guaranteed annual effective rate disclosed in the "Interest" section of "The Fixed Interest Account" disclosure is modified to "2%, 3% or 4% per year."

                 The date of this Supplement is August 4, 2003.